Schedule of other current assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 245,532	$ 394,854
Other receivables	361,986	183,929
Other current assets	$ 607,518	$ 578,783